Vanguard® Large-Cap Index Fund
Schedule of Investments (unaudited)
As of September 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.6%)
Basic Materials (1.8%)
	Linde plc	537,975	145,033
	Air Products and Chemicals Inc.	239,423	55,721
	Freeport-McMoRan Inc.	1,542,890	42,167
	Ecolab Inc.	276,874	39,986
	Newmont Corp.	856,788	36,011
	Dow Inc.	775,240	34,056
	Albemarle Corp.	126,439	33,436
	Nucor Corp.	282,595	30,235
	Fastenal Co.	620,190	28,554
	International Flavors & Fragrances Inc.	275,219	24,998
	LyondellBasell Industries NV Class A	281,694	21,206
	CF Industries Holdings Inc.	215,102	20,704
	Mosaic Co.	372,714	18,013
	FMC Corp.	136,000	14,375
	Avery Dennison Corp.	87,724	14,273
	International Paper Co.	390,865	12,390
	Celanese Corp. Class A	105,262	9,509
	Eastman Chemical Co.	132,570	9,419
	Westlake Corp.	17,265	1,500
			591,586
Consumer Discretionary (15.0%)
*	Amazon.com Inc.	9,347,539	1,056,272
*	Tesla Inc.	2,875,092	762,618
	Home Depot Inc.	1,105,084	304,937
	Costco Wholesale Corp.	478,162	225,822
	Walmart Inc.	1,479,483	191,889
*	Walt Disney Co.	1,967,934	185,635
	McDonald's Corp.	794,187	183,251
	Lowe's Cos. Inc.	670,046	125,841
	NIKE Inc. Class B	1,364,070	113,382
*	Netflix Inc.	480,044	113,022
	Starbucks Corp.	1,238,574	104,362
	TJX Cos. Inc.	1,201,513	74,638
	Target Corp.	496,802	73,720
*	Booking Holdings Inc.	42,859	70,426
	Dollar General Corp.	243,495	58,405
	Activision Blizzard Inc.	760,028	56,500
*	Uber Technologies Inc.	1,923,535	50,974
	Estee Lauder Cos. Inc. Class A	224,778	48,530
*	O'Reilly Automotive Inc.	68,351	48,075
	General Motors Co.	1,495,203	47,981
	Ford Motor Co.	4,263,250	47,748

		Shares	Market Value ($000)
*	AutoZone Inc.	21,033	45,051
*	Chipotle Mexican Grill Inc. Class A	29,974	45,044
	Marriott International Inc. Class A	315,309	44,187
*	Airbnb Inc. Class A	387,787	40,733
	Hilton Worldwide Holdings Inc.	296,084	35,714
*	Lululemon Athletica Inc.	125,556	35,100
	Electronic Arts Inc.	300,141	34,729
	Yum! Brands Inc.	307,152	32,663
	Ross Stores Inc.	377,737	31,832
*	Dollar Tree Inc.	229,643	31,254
*	Trade Desk Inc. Class A	479,231	28,634
*	Warner Bros Discovery Inc.	2,358,472	27,122
*	Copart Inc.	231,043	24,583
*	Aptiv plc	292,472	22,874
	Genuine Parts Co.	152,692	22,800
	DR Horton Inc.	337,575	22,736
*	Rivian Automotive Inc. Class A	686,349	22,588
	Tractor Supply Co.	119,825	22,273
*	Ulta Beauty Inc.	55,294	22,183
	eBay Inc.	593,032	21,830
	Lennar Corp. Class A	275,713	20,554
*	Southwest Airlines Co.	640,711	19,760
*	Take-Two Interactive Software Inc.	179,933	19,613
*	Delta Air Lines Inc.	692,074	19,420
	Darden Restaurants Inc.	132,315	16,714
*	Expedia Group Inc.	164,115	15,376
	Omnicom Group Inc.	221,105	13,950
*	Las Vegas Sands Corp.	371,202	13,928
	Best Buy Co. Inc.	218,752	13,856
*	Etsy Inc.	136,669	13,685
*	NVR Inc.	3,362	13,405
	Garmin Ltd.	166,533	13,374
	LKQ Corp.	281,414	13,269
*	Live Nation Entertainment Inc.	161,355	12,269
	Domino's Pizza Inc.	38,739	12,017
*	Roblox Corp. Class A	323,822	11,606
*	United Airlines Holdings Inc.	352,693	11,473
*	CarMax Inc.	171,821	11,344
	VF Corp.	377,397	11,288
	Fox Corp. Class A	331,245	10,163
	Advance Auto Parts Inc.	64,900	10,146
	Paramount Global Inc. Class B	530,887	10,108
	MGM Resorts International	339,474	10,089
	Hasbro Inc.	141,617	9,548
	PulteGroup Inc.	249,919	9,372
	Rollins Inc.	265,735	9,216
*	Royal Caribbean Cruises Ltd.	234,043	8,870
*,1	Lucid Group Inc.	632,018	8,829
	BorgWarner Inc. (XNYS)	255,706	8,029
	Whirlpool Corp.	58,840	7,932
*	Burlington Stores Inc.	70,760	7,917
*	Carnival Corp.	1,065,614	7,491
*	Caesars Entertainment Inc.	219,880	7,093
	Pool Corp.	20,305	6,461
*	Liberty Media Corp.- Liberty SiriusXM Class C	166,399	6,275
	News Corp. Class A	393,930	5,952
	Interpublic Group of Cos. Inc.	211,002	5,402
	Vail Resorts Inc.	21,723	4,684

		Shares	Market Value ($000)
*	American Airlines Group Inc.	350,693	4,222
	Fox Corp. Class B	143,603	4,093
	Lear Corp.	32,015	3,832
	Bath & Body Works Inc.	117,065	3,816
[1]	Sirius XM Holdings Inc.	630,476	3,600
*,1	GameStop Corp. Class A	139,704	3,511
*	Liberty Media Corp.- Liberty SiriusXM Class A	78,346	2,983
	Warner Music Group Corp. Class A	125,845	2,921
*,1	Chewy Inc. Class A	94,489	2,903
*	Endeavor Group Holdings Inc. Class A	138,818	2,812
	News Corp. Class B	149,356	2,303
	Lennar Corp. Class B	15,131	900
	Paramount Global Class A	6,093	131
*	Lyft Inc. Class A	49	1
*	Wynn Resorts Ltd.	18	1
*	Carvana Co. Class A	18	—
*	Wayfair Inc. Class A	13	—
			5,026,465
Consumer Staples (6.0%)
	Procter & Gamble Co.	2,579,457	325,656
	PepsiCo Inc.	1,489,766	243,219
	Coca-Cola Co.	4,201,497	235,368
	Philip Morris International Inc.	1,673,406	138,909
	CVS Health Corp.	1,417,174	135,156
	Mondelez International Inc. Class A	1,479,522	81,122
	Altria Group Inc.	1,943,965	78,497
	Colgate-Palmolive Co.	900,404	63,253
	McKesson Corp.	155,154	52,732
	General Mills Inc.	643,078	49,266
	Archer-Daniels-Midland Co.	605,108	48,681
	Corteva Inc.	782,974	44,747
	Kimberly-Clark Corp.	364,399	41,010
	Sysco Corp.	550,024	38,892
	Constellation Brands Inc. Class A	154,798	35,554
	Hershey Co.	158,540	34,953
*	Monster Beverage Corp.	398,119	34,620
	Keurig Dr Pepper Inc.	917,212	32,855
	Kroger Co.	695,168	30,414
	Kraft Heinz Co.	859,817	28,675
	Walgreens Boots Alliance Inc.	792,932	24,898
	AmerisourceBergen Corp. Class A	167,799	22,708
	Brown-Forman Corp. Class B	335,634	22,343
	Tyson Foods Inc. Class A	312,630	20,612
	McCormick & Co. Inc.	270,375	19,270
	Kellogg Co.	275,375	19,183
	Church & Dwight Co. Inc.	262,318	18,740
	Clorox Co.	132,944	17,069
	Conagra Brands Inc.	518,678	16,924
	J M Smucker Co.	109,285	15,017
	Hormel Foods Corp.	294,712	13,392
	Campbell Soup Co.	210,755	9,931
	Lamb Weston Holdings Inc.	77,477	5,995
	Molson Coors Beverage Co. Class B	97,438	4,676
	Albertsons Cos. Inc. Class A	172,186	4,281
	Brown-Forman Corp. Class A	53,638	3,624
*	Olaplex Holdings Inc.	105,062	1,003
			2,013,245

		Shares	Market Value ($000)
Energy (4.6%)
	Exxon Mobil Corp.	4,498,864	392,796
	Chevron Corp.	1,901,698	273,217
	ConocoPhillips	1,374,224	140,638
	EOG Resources Inc.	632,629	70,684
	Schlumberger NV	1,526,792	54,812
	Marathon Petroleum Corp.	538,105	53,450
	Pioneer Natural Resources Co.	244,752	52,996
	Occidental Petroleum Corp.	754,170	46,344
	Valero Energy Corp.	425,290	45,442
	Cheniere Energy Inc.	269,631	44,734
	Devon Energy Corp.	706,832	42,502
	Phillips 66	519,285	41,917
*	Enphase Energy Inc.	146,222	40,572
	Williams Cos. Inc.	1,315,385	37,659
	Kinder Morgan Inc.	2,067,327	34,400
	Hess Corp.	300,802	32,784
	ONEOK Inc.	482,360	24,716
	Diamondback Energy Inc.	191,922	23,119
	Baker Hughes Co. Class A	1,092,153	22,892
	Halliburton Co.	881,114	21,693
	Coterra Energy Inc.	815,887	21,311
*	Plug Power Inc.	624,694	13,125
	Marathon Oil Corp.	365,773	8,259
	EQT Corp.	179,655	7,321
	Continental Resources Inc.	58,771	3,927
			1,551,310
Financials (10.7%)
*	Berkshire Hathaway Inc. Class B	1,785,172	476,677
	JPMorgan Chase & Co.	3,165,627	330,808
	Bank of America Corp.	7,372,789	222,658
	Wells Fargo & Co.	4,094,496	164,681
	Charles Schwab Corp.	1,667,937	119,875
	S&P Global Inc.	360,018	109,932
	Morgan Stanley	1,390,051	109,828
	Goldman Sachs Group Inc.	368,504	107,990
	BlackRock Inc.	154,623	85,086
	Citigroup Inc.	1,986,118	82,762
	Marsh & McLennan Cos. Inc.	538,685	80,420
	Chubb Ltd.	428,317	77,902
	Progressive Corp.	631,289	73,362
	CME Group Inc.	388,021	68,730
	PNC Financial Services Group Inc.	442,710	66,150
	Blackstone Inc.	757,438	63,398
	Truist Financial Corp.	1,431,767	62,339
	US Bancorp	1,443,457	58,200
	Aon plc Class A (XNYS)	216,312	57,944
	Intercontinental Exchange Inc.	602,876	54,470
	Moody's Corp.	168,389	40,937
	MetLife Inc.	645,797	39,252
	Travelers Cos. Inc.	256,190	39,248
	American International Group Inc.	820,858	38,974
	Arthur J Gallagher & Co.	227,056	38,877
	Allstate Corp.	291,791	36,337
	MSCI Inc. Class A	82,560	34,823
	Aflac Inc.	613,940	34,503
	Prudential Financial Inc.	402,212	34,502
	M&T Bank Corp.	189,568	33,425

		Shares	Market Value ($000)
	Bank of New York Mellon Corp.	785,209	30,246
	KKR & Co. Inc.	696,109	29,933
	Ameriprise Financial Inc.	116,770	29,420
	Discover Financial Services	294,890	26,811
	First Republic Bank	197,224	25,748
	T Rowe Price Group Inc.	243,644	25,585
	Willis Towers Watson plc	118,710	23,854
	Fifth Third Bancorp	741,120	23,686
	State Street Corp.	377,021	22,927
*	Berkshire Hathaway Inc. Class A	56	22,762
	Hartford Financial Services Group Inc.	348,828	21,606
*	SVB Financial Group	63,776	21,415
	Nasdaq Inc.	371,259	21,043
	Raymond James Financial Inc.	209,704	20,723
	Huntington Bancshares Inc.	1,556,589	20,516
	Regions Financial Corp.	1,008,551	20,242
	Principal Financial Group Inc.	269,025	19,410
	Citizens Financial Group Inc.	535,402	18,396
	Broadridge Financial Solutions Inc.	126,657	18,279
	Northern Trust Corp.	213,561	18,272
	Apollo Global Management Inc.	370,912	17,247
*	Arch Capital Group Ltd.	378,577	17,240
	FactSet Research Systems Inc.	41,006	16,407
	KeyCorp.	1,006,021	16,116
*	Markel Corp.	13,874	15,042
	Cincinnati Financial Corp.	163,267	14,624
	W R Berkley Corp.	214,778	13,870
	Cboe Global Markets Inc.	114,365	13,423
	Everest Re Group Ltd.	42,543	11,165
	Loews Corp.	221,153	11,022
	Equitable Holdings Inc.	405,875	10,695
	Fidelity National Financial Inc.	283,324	10,256
*,1	Coinbase Global Inc. Class A	152,711	9,848
	Ares Management Corp. Class A	157,811	9,776
	LPL Financial Holdings Inc.	40,893	8,934
	MarketAxess Holdings Inc.	38,607	8,590
	Ally Financial Inc.	299,805	8,344
	Annaly Capital Management, Inc.	469,703	8,060
	Brown & Brown Inc.	121,904	7,373
	Interactive Brokers Group Inc. Class A	105,487	6,742
	Tradeweb Markets Inc. Class A	115,816	6,534
	Franklin Resources Inc.	295,973	6,369
*	Alleghany Corp.	6,893	5,786
	Globe Life Inc.	47,345	4,720
	Lincoln National Corp.	82,687	3,631
*	Corebridge Financial Inc.	69,622	1,371
[1]	Rocket Cos. Inc. Class A	118,339	748
			3,568,897
Health Care (14.3%)
	UnitedHealth Group Inc.	1,009,721	509,949
	Johnson & Johnson	2,838,113	463,634
	Eli Lilly & Co.	923,113	298,489
	Pfizer Inc.	6,058,338	265,113
	AbbVie Inc.	1,908,592	256,152
	Merck & Co. Inc.	2,734,589	235,503
	Thermo Fisher Scientific Inc.	422,928	214,505
	Abbott Laboratories	1,890,386	182,914
	Danaher Corp.	706,740	182,544

		Shares	Market Value ($000)
	Bristol-Myers Squibb Co.	2,304,941	163,858
	Amgen Inc.	577,436	130,154
	Elevance Health Inc.	259,078	117,684
	Medtronic plc	1,435,365	115,906
	Cigna Corp.	329,375	91,392
	Gilead Sciences Inc.	1,352,941	83,463
*	Vertex Pharmaceuticals Inc.	276,835	80,155
*	Regeneron Pharmaceuticals Inc.	109,923	75,723
	Stryker Corp.	367,544	74,442
*	Intuitive Surgical Inc.	385,487	72,256
	Becton Dickinson and Co.	307,864	68,601
	Zoetis Inc.	454,798	67,442
	Humana Inc.	136,615	66,284
*	Boston Scientific Corp.	1,545,391	59,853
*	Edwards Lifesciences Corp.	669,198	55,296
*	Centene Corp.	617,021	48,010
	HCA Healthcare Inc.	232,378	42,709
*	Moderna Inc.	358,941	42,445
*	Biogen Inc.	156,635	41,822
	Agilent Technologies Inc.	319,526	38,838
*	IQVIA Holdings Inc.	201,337	36,470
	ResMed Inc.	158,092	34,511
*	DexCom Inc.	423,773	34,131
*	Illumina Inc.	169,802	32,396
*	IDEXX Laboratories Inc.	89,867	29,279
	Baxter International Inc.	543,550	29,276
*	Alnylam Pharmaceuticals Inc.	129,565	25,934
*	Veeva Systems Inc. Class A	151,213	24,932
	Zimmer Biomet Holdings Inc.	226,489	23,679
*	Seagen Inc.	149,330	20,433
	Laboratory Corp. of America Holdings	97,586	19,987
	West Pharmaceutical Services Inc.	79,933	19,670
	Cardinal Health Inc.	294,043	19,607
	STERIS plc	108,009	17,960
*	Hologic Inc.	269,484	17,387
*	Insulet Corp.	74,916	17,186
*	BioMarin Pharmaceutical Inc.	200,310	16,980
*	Align Technology Inc.	80,098	16,589
	PerkinElmer Inc.	136,182	16,387
	Royalty Pharma plc Class A	401,057	16,114
	Quest Diagnostics Inc.	125,882	15,444
*	Horizon Therapeutics plc	248,679	15,391
	Cooper Cos. Inc.	53,236	14,049
*	Incyte Corp.	204,069	13,599
*	Catalent Inc.	183,776	13,298
*	Avantor Inc.	654,854	12,835
*	ABIOMED Inc.	49,070	12,055
	Viatris Inc.	1,308,916	11,152
*	Molina Healthcare Inc.	31,347	10,339
	Teleflex Inc.	50,631	10,200
*	Henry Schein Inc.	146,715	9,649
*	Bio-Rad Laboratories Inc. Class A	22,609	9,431
*	Charles River Laboratories International Inc.	27,451	5,402
*	DaVita Inc.	54,221	4,488
	DENTSPLY SIRONA Inc.	116,329	3,298
*	Exact Sciences Corp.	95,537	3,104
*	Elanco Animal Health Inc. (XNYS)	243,197	3,018
	Universal Health Services Inc. Class B	33,717	2,973

		Shares	Market Value ($000)
*	agilon health Inc.	110,896	2,597
*	Teladoc Health Inc.	26	1
			4,786,367
Industrials (11.7%)
	Visa Inc. Class A	1,764,949	313,543
	Mastercard Inc. Class A	931,376	264,827
	Accenture plc Class A	716,968	184,476
	Union Pacific Corp.	674,115	131,331
	Raytheon Technologies Corp.	1,593,850	130,473
	United Parcel Service Inc. Class B	790,032	127,622
	Honeywell International Inc.	727,230	121,426
	Lockheed Martin Corp.	286,225	110,566
*	PayPal Holdings Inc.	1,248,378	107,448
	Automatic Data Processing Inc.	448,538	101,455
	Deere & Co.	296,934	99,143
	Caterpillar Inc.	569,866	93,504
	American Express Co.	607,013	81,892
*	Boeing Co.	641,005	77,613
	General Electric Co.	1,183,693	73,282
	Northrop Grumman Corp.	150,309	70,693
	3M Co.	597,574	66,032
	CSX Corp.	2,311,458	61,577
*	Fiserv Inc.	621,379	58,142
	Eaton Corp. plc	429,969	57,341
	General Dynamics Corp.	266,435	56,529
	Illinois Tool Works Inc.	300,803	54,340
	Norfolk Southern Corp.	253,543	53,155
	Sherwin-Williams Co.	251,805	51,557
	Fidelity National Information Services Inc.	656,294	49,596
	Emerson Electric Co.	638,309	46,737
	L3Harris Technologies Inc.	206,561	42,930
	Paychex Inc.	349,652	39,234
	Capital One Financial Corp.	414,351	38,191
	FedEx Corp.	252,449	37,481
	Johnson Controls International plc	743,560	36,598
	Trane Technologies plc	250,136	36,222
	Cintas Corp.	92,839	36,039
	Parker-Hannifin Corp.	138,612	33,587
	Global Payments Inc.	299,191	32,328
	Carrier Global Corp.	908,461	32,305
*	Block Inc. (XNYS)	571,606	31,433
	Cummins Inc.	152,198	30,974
*	Keysight Technologies Inc.	193,545	30,456
	TransDigm Group Inc.	55,619	29,190
	Otis Worldwide Corp.	453,625	28,941
	Verisk Analytics Inc. Class A	169,440	28,895
	PACCAR Inc.	337,820	28,272
	AMETEK Inc.	247,841	28,108
	PPG Industries Inc.	253,670	28,079
	Old Dominion Freight Line Inc.	108,587	27,013
	Rockwell Automation Inc.	124,610	26,805
*	Mettler-Toledo International Inc.	24,296	26,340
	DuPont de Nemours Inc.	486,653	24,527
	WW Grainger Inc.	49,422	24,177
	Equifax Inc.	132,109	22,647
	Fortive Corp.	383,958	22,385
	Martin Marietta Materials Inc.	67,335	21,688
	Vulcan Materials Co.	136,307	21,497

		Shares	Market Value ($000)
*	United Rentals Inc.	75,543	20,406
	Ingersoll Rand Inc.	435,209	18,827
	Dover Corp.	154,947	18,064
*	Waters Corp.	64,635	17,421
*	Teledyne Technologies Inc.	50,605	17,078
	Xylem Inc.	194,498	16,991
	Ball Corp.	339,306	16,395
	Expeditors International of Washington Inc.	176,607	15,596
	Westinghouse Air Brake Technologies Corp.	186,519	15,173
	Jacobs Solutions Inc.	137,753	14,945
	Synchrony Financial	520,103	14,662
*	Zebra Technologies Corp. Class A	55,906	14,648
*	Trimble Inc.	267,332	14,508
*	Bill.com Holdings Inc.	107,509	14,231
	JB Hunt Transport Services Inc.	89,645	14,022
*	FleetCor Technologies Inc.	76,928	13,552
	Textron Inc.	228,330	13,302
	CH Robinson Worldwide Inc.	133,744	12,881
	TransUnion	207,809	12,363
*	Generac Holdings Inc.	68,900	12,274
	Stanley Black & Decker Inc.	159,569	12,001
	Snap-on Inc.	57,499	11,577
	Masco Corp.	243,451	11,367
	Packaging Corp. of America	101,078	11,350
	Crown Holdings Inc.	130,815	10,600
	Quanta Services Inc.	77,161	9,830
	HEICO Corp. Class A	79,023	9,058
	Westrock Co.	274,230	8,471
	Fortune Brands Home & Security Inc.	139,586	7,494
	Jack Henry & Associates Inc.	39,352	7,173
	Hubbell Inc. Class B	28,966	6,459
	HEICO Corp.	44,667	6,431
	Cognex Corp.	29	1
*	Mohawk Industries Inc.	10	1
*	Affirm Holdings Inc.	31	1
			3,909,795
Real Estate (2.8%)
	American Tower Corp.	502,595	107,907
	Prologis Inc.	799,188	81,198
	Crown Castle Inc.	467,456	67,571
	Equinix Inc.	98,313	55,924
	Public Storage	161,074	47,164
	Realty Income Corp.	666,684	38,801
	SBA Communications Corp. Class A	116,451	33,148
	Welltower Inc.	500,220	32,174
	Simon Property Group Inc.	353,361	31,714
	VICI Properties Inc.	1,039,822	31,039
	Digital Realty Trust Inc.	310,253	30,771
*	CoStar Group Inc.	427,528	29,777
	AvalonBay Communities Inc.	151,010	27,815
	Equity Residential	385,857	25,937
	Extra Space Storage Inc.	144,557	24,966
	Alexandria Real Estate Equities Inc.	176,146	24,694
	Weyerhaeuser Co.	799,143	22,824
*	CBRE Group Inc. Class A	329,476	22,243
	Invitation Homes Inc.	658,480	22,237
	Duke Realty Corp.	415,604	20,032
	Mid-America Apartment Communities Inc.	124,507	19,307

		Shares	Market Value ($000)
	Sun Communities Inc.	133,122	18,015
	Ventas Inc.	431,446	17,331
	Essex Property Trust Inc.	70,310	17,031
	UDR Inc.	350,801	14,632
	WP Carey Inc.	208,282	14,538
	Iron Mountain Inc.	313,549	13,787
	Camden Property Trust	114,947	13,730
	Healthpeak Properties Inc.	582,541	13,352
	Boston Properties Inc.	152,289	11,417
	Host Hotels & Resorts Inc.	385,903	6,128
	Regency Centers Corp.	92,153	4,962
*	Zillow Group Inc. Class C	146,790	4,200
*	Zillow Group Inc. Class A	67,954	1,946
			948,312
Technology (26.9%)
	Apple Inc.	16,480,494	2,277,604
	Microsoft Corp.	8,050,543	1,874,971
*	Alphabet Inc. Class A	6,465,361	618,412
*	Alphabet Inc. Class C	5,661,947	544,396
*	Meta Platforms Inc. Class A	2,461,915	334,033
	NVIDIA Corp.	2,563,734	311,212
	Broadcom Inc.	414,115	183,871
	Texas Instruments Inc.	986,325	152,663
*	Salesforce Inc.	1,020,361	146,769
*	Adobe Inc.	505,190	139,028
	QUALCOMM Inc.	1,212,239	136,959
	International Business Machines Corp.	974,959	115,835
	Intel Corp.	4,432,316	114,221
	Intuit Inc.	289,265	112,038
*	Advanced Micro Devices Inc.	1,742,622	110,413
	Oracle Corp.	1,582,184	96,624
*	ServiceNow Inc.	218,051	82,338
	Analog Devices Inc.	555,223	77,365
	Applied Materials Inc.	928,679	76,087
	Micron Technology Inc.	1,190,821	59,660
	Lam Research Corp.	147,871	54,121
*	Palo Alto Networks Inc.	322,663	52,849
*	Synopsys Inc.	165,101	50,440
*	Snowflake Inc. Class A	291,870	49,606
*	Cadence Design Systems Inc.	295,624	48,314
	KLA Corp.	153,074	46,325
*	Autodesk Inc.	234,534	43,811
	Amphenol Corp. Class A	642,088	42,994
	Roper Technologies Inc.	114,432	41,154
	Marvell Technology Inc.	917,436	39,367
	TE Connectivity Ltd.	345,253	38,102
	Microchip Technology Inc.	596,374	36,397
*	Crowdstrike Holdings Inc. Class A	218,858	36,070
*	Fortinet Inc.	723,490	35,545
*	Workday Inc. Class A	214,441	32,642
	Cognizant Technology Solutions Corp. Class A	558,938	32,105
*	Twitter Inc.	702,138	30,782
*	ON Semiconductor Corp.	467,667	29,150
	VMware Inc. Class A	250,201	26,636
*	Datadog Inc. Class A	282,527	25,083
	HP Inc.	1,005,180	25,049
	Corning Inc.	821,242	23,832
	CDW Corp.	145,989	22,786

		Shares	Market Value ($000)
*	Gartner Inc.	81,108	22,442
*	EPAM Systems Inc.	58,827	21,307
*	ANSYS Inc.	93,982	20,836
*	Paycom Software Inc.	55,074	18,174
	Monolithic Power Systems Inc.	47,981	17,436
*	VeriSign Inc.	98,434	17,098
*	Zoom Video Communications Inc. Class A	230,274	16,946
	Hewlett Packard Enterprise Co.	1,401,365	16,788
*	Cloudflare Inc. Class A	290,227	16,052
*	Tyler Technologies Inc.	44,884	15,597
*	DoorDash Inc. Class A	309,106	15,285
*	Zscaler Inc.	91,876	15,102
	Skyworks Solutions Inc.	173,190	14,768
	NetApp Inc.	237,213	14,672
*	Pinterest Inc. Class A	629,191	14,660
*	Palantir Technologies Inc. Class A	1,801,839	14,649
*	Match Group Inc.	305,473	14,586
*	ZoomInfo Technologies Inc. Class A	348,374	14,513
[2]	Citrix Systems Inc.	137,010	14,249
*	MongoDB Inc. Class A	69,855	13,870
*	Akamai Technologies Inc.	171,599	13,783
*	HubSpot Inc.	49,242	13,301
*	Splunk Inc.	173,682	13,061
*	Twilio Inc. Class A	187,083	12,935
	Teradyne Inc.	169,237	12,718
*	GoDaddy Inc. Class A	168,796	11,964
	NortonLifeLock Inc.	586,281	11,808
*	DocuSign Inc. Class A	215,822	11,540
	Seagate Technology Holdings plc	214,087	11,396
	SS&C Technologies Holdings Inc.	233,863	11,167
*	Snap Inc. Class A	1,129,130	11,088
*	Western Digital Corp.	339,510	11,051
*	Black Knight Inc.	160,104	10,364
	Dell Technologies Inc. Class C	272,464	9,310
*	Okta Inc.	162,788	9,258
*	Qorvo Inc.	111,408	8,847
	Bentley Systems Inc. Class B	238,978	7,310
*,1	Unity Software Inc.	225,294	7,178
	Leidos Holdings Inc.	73,646	6,442
*	Zendesk Inc.	66,638	5,071
*	F5 Inc.	32,158	4,654
*	UiPath Inc. Class A	324,335	4,090
*	AppLovin Corp. Class A	189,510	3,694
*	Dropbox Inc. Class A	146,661	3,039
*	Toast Inc. Class A	157,265	2,629
*	IAC/InterActiveCorp.	42,786	2,369
*	Qualtrics International Inc. Class A	52,564	535
*	Coupa Software Inc.	13	1
*	RingCentral Inc. Class A	15	1
			8,987,293
Telecommunications (2.4%)
	Verizon Communications Inc.	4,306,817	163,530
	Cisco Systems Inc.	4,022,735	160,909
	Comcast Corp. Class A	4,753,795	139,429
	AT&T Inc.	7,692,307	118,000
*	T-Mobile US Inc.	676,840	90,812
	Motorola Solutions Inc.	180,154	40,349
*	Charter Communications Inc. Class A	112,716	34,192

		Shares	Market Value ($000)
*	Arista Networks Inc.	246,355	27,811
*	Liberty Broadband Corp. Class C	135,194	9,977
	Lumen Technologies Inc.	1,117,543	8,136
*	Roku Inc.	130,328	7,351
	Juniper Networks Inc.	173,573	4,534
*	DISH Network Corp. Class A	267,794	3,704
*	Liberty Broadband Corp. Class A	18,197	1,357
			810,091
Utilities (3.4%)
	NextEra Energy Inc.	2,144,261	168,131
	Southern Co.	1,146,986	77,995
	Duke Energy Corp.	831,199	77,318
	Waste Management Inc.	446,190	71,484
	Dominion Energy Inc.	898,657	62,106
	Sempra Energy (XNYS)	339,320	50,878
	American Electric Power Co. Inc.	554,574	47,943
	Exelon Corp.	1,070,589	40,104
	Xcel Energy Inc.	590,464	37,790
	Waste Connections Inc. (XTSE)	277,614	37,514
	Consolidated Edison Inc.	382,766	32,826
	WEC Energy Group Inc.	340,479	30,449
	Public Service Enterprise Group Inc.	538,507	30,280
	Republic Services Inc. Class A	221,674	30,157
	Constellation Energy Corp.	352,552	29,329
	Eversource Energy	373,949	29,153
*	PG&E Corp.	2,261,540	28,269
	American Water Works Co. Inc.	196,188	25,536
	Edison International	411,715	23,295
	Ameren Corp.	278,560	22,438
	Entergy Corp.	219,682	22,107
	FirstEnergy Corp.	586,014	21,683
	DTE Energy Co.	188,197	21,652
	PPL Corp.	794,641	20,144
	CenterPoint Energy Inc.	679,353	19,144
	CMS Energy Corp.	313,425	18,254
	AES Corp.	721,037	16,295
	Evergy Inc.	247,688	14,713
	Alliant Energy Corp.	270,858	14,353
	NiSource Inc.	438,562	11,047
	Vistra Corp.	449,476	9,439
	Avangrid Inc.	83,440	3,479
			1,145,305
Total Common Stocks (Cost $22,313,697)			33,338,666

		Shares	Market Value ($000)
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[3,4]	Vanguard Market Liquidity Fund, 2.828% (Cost $111,172)	1,112,155	111,182
Total Investments (99.9%) (Cost $22,424,869)			33,449,848
Other Assets and Liabilities—Net (0.1%)			20,880
Net Assets (100%)			33,470,728
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $20,661,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $21,686,000 was received for securities on loan, of which $21,426,000 is held in Vanguard Market Liquidity Fund and $260,000 is held in cash.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2022	835	150,363	(13,651)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of September 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	33,324,417	—	14,249	33,338,666
Temporary Cash Investments	111,182	—	—	111,182
Total	33,435,599	—	14,249	33,449,848
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	13,651	—	—	13,651
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.